Fair Value Measurements (Schedule of the Carrying Values and Fair Values of Financial Instruments) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion carrying value	$ 4,275.1	$ 4,361.6
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion carrying value	4,275.1	4,361.6
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion fair value	4,474.0	4,640.5
Interest rate management contract [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	179.9	171.8
Derivative liabilities	12.7	0.8
Interest rate management contract [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	179.9	171.8
Derivative liabilities	12.7	0.8
Forward Exchange Contracts [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	193.8	146.7
Derivative liabilities	82.6	123.5
Forward Exchange Contracts [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	193.8	146.7
Derivative liabilities	$ 82.6	$ 123.5